Capital Stock & Earnings (Loss) Per Share (Details Narrative) - OneMain Holdings, Inc. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 04, 2015
Schedule of Capitalization, Equity [Line Items]
Common shares offered in secondary offering (in shares)				27,864,525
Net proceeds from secondary offering				$ 976
Secondary offering related expenses				$ 24
Performance Shares [Member]
Schedule of Capitalization, Equity [Line Items]
Antidilutive securities excluded from computation of EPS	508,340	591,606	583,459
Restricted Stock Units (RSUs) [Member]
Schedule of Capitalization, Equity [Line Items]
Antidilutive securities excluded from computation of EPS	778,121	489,653
OneMain Financial Holdings, LLC [Member]
Schedule of Capitalization, Equity [Line Items]
Common shares offered in secondary offering (in shares)				19,417,476
Springleaf Financial Holdings, LLC [Member]
Schedule of Capitalization, Equity [Line Items]
Common shares offered in secondary offering (in shares)				8,447,049